Pension and Other Post-Employment Benefits (Accumulated Benefit Obligation And Projected Benefit Obligation In Excess Of The Plan Assets Fair Value) (Details) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	$ (362)	$ (437)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation	(87)	(357)
Accumulated Benefit Obligation	(72)	(332)
Fair Value of Plan Assets	81	305
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation	(93)	(105)
Accumulated Benefit Obligation	$ (93)	$ (105)